Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value, by Balance Sheet Grouping

	Level	Carrying Amount at September 30, 2012	Fair Value at September 30, 2012	Carrying Amount at December 31, 2011	Fair Value at December 31, 2011
Mortgage notes payable	3	$35,760	$35,794	$30,260	$30,626
Senior secured revolving credit facility	3	$91,090	$91,090	$42,407	$42,407